Share-Based Compensation (Tables)	6 Months Ended
Mar. 31, 2026
Share-Based Compensation [Abstract]
Schedule of Activities of the Restricted Shares

A summary of activities of the restricted shares for the six months ended March 31, 2026 is as follow:

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of September 30, 2025	133	1,912.50
Granted	907	637.50
Vested	(1,040)	800.96
Unvested as of March 31, 2026	-	-